1997 SEMIANNUAL REPORT


IDS Bond Fund

The goal of IDS Bond Fund, Inc. is to provide shareholders with a high level of current income while attempting to conserve the value of the investment and to continue a high level of income for the longest period of time. The Fund invests primarily in corporate bonds and other debt securities.


Distributed by American Express Financial Advisors Inc., Member SIPC.


Striking a balance among bonds

A bond is like an I.O.U. But with a bond, it's a corporation or the government -- the bond issuer -- that promises to pay the money back. In return for lending money to the issuer, bond investors get paid interest.

IDS Bond Fund invests mainly in bonds issued by U.S. corporations, but it alsoholds some U.S. government bonds, as well as foreign bonds. The portfolio manager shifts this mix as investment conditions dictate. In doing so, the Fund seeks to provide long-term return potential for investors.

Contents

From the president                     3
From the portfolio manager             3
Ten largest holdings                   5
Financial statements                   6
Notes to financial statements          9
Investments in securities             21
Board members and officers            35
IDS mutual funds                      36

     To our shareholders
     From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

      William R. Pearce

      (picture of) William R. Pearce
      President of the Fund

      From the portfolio manager

      A rebound in the bond market last fall set the stage for a solid performance by IDS Bond Fund during the first half of its fiscal year -- September 1996 through February 1997. For the six months, investors in the Fund's Class A shares realized a total return (net asset value change plus distributions) of 7.6%.

      After suffering through several months of lackluster performance, the bond market encountered a more favorable environment when the period began last September. By that time, what had been troubling the market -- the possibility of a stronger economy leading to higher inflation and, thus, higher interest rates -- had pretty much been set aside. In fact, supported by unthreatening reports on wage rates and inflation, as well as expected results in the presidential and congressional elections, the outlook soon turned downright positive. This reversal in investment psychology drove buyers back into the market, sending long-term interest lower and bond prices higher throughout the fall.

      Winter doldrums

      The trend switched direction in December and January, however, as stronger-than-expected economic growth caused long-term interest rates to head higher. But once again investors were subsequently reassured by still another report of low inflation, which spawned increased buying, a downturn in interest rates and, in turn, a somewhat better bond market in February.

      The Fund's performance basically tracked that of the broad bond market - surging last fall, flattening out through January, then improving in February. Because I expected the market to be somewhat volatile, I structured the portfolio with an essentially neutral duration (a function of the average maturity of the securities in the portfolio that determines how sensitive the portfolio is to changes in long-term interest rates). Ultimately, this helped temper fluctuations in the Fund's net asset value during interest-rate swings.

      A mix of investments

      As has been the case for some time, the portfolio remained diversified among several types of securities of varying quality. While the majority (about two-thirds) of investments were in investment-grade, or high-quality, bonds, including those issued by corporations and the federal government and its agencies, about a quarter were in high-yield and emerging market issues, which are considered to be below investment grade. The latter two groups performed especially well during the past six months, while also enhancing the Fund's yield. In an additional effort to boost performance, I added a small amount of a new type of security
      - trust preferreds, which are equivalent to investment-grade corporate bonds but with higher interest payments.

      As this report is being prepared in mid-February, the investment environment is mixed. The latest reports show that inflation is still subdued, while the economy appears to be stronger than it has been in some months. Should economic growth remain relatively robust, I think it's likely that the Federal Reserve will raise short-term interest rates to head off a spike in inflation. If so, long-term rates would probably follow suit, making for tougher going for the bond market. Given that possibility, I'm maintaining the neutral structure of the portfolio with regard to interest rates and concentrating instead on maintaining a healthy yield.

      Frederick Quirsfeld

      (picture of)Frederick Quirsfeld
      Portfolio manager

Class A
6-month performance
(All figures per share)

Net asset value (NAV)
------------------------------------
Feb. 28, 1997       $  5.16
Aug. 31, 1996       $  4.99
Increase            $  0.17
------------------------------------

Distributions
Sept. 1, 1996 - Feb. 28, 1997
------------------------------------
From income         $  0.18
From capital gains  $    --
Total distributions $  0.18
------------------------------------
Total return*        +7.6%**
------------------------------------

Class B
6-month performance
(All figures per share)

Net asset value (NAV)
------------------------------------
Feb. 28, 1997       $  5.16
Aug. 31, 1996       $  4.99
Increase            $  0.17
------------------------------------

Distributions
Sept. 1, 1996 - Feb. 28, 1997
------------------------------------
From income         $  0.16
From capital gains  $    --
Total distributions $  0.16
------------------------------------
Total return*        +6.8%**
------------------------------------

Class Y
6-month performance
(All figures per share)

Net asset value (NAV)
------------------------------------
Feb. 28, 1997       $  5.16
Aug. 31, 1996       $  4.99
Increase            $  0.17
------------------------------------

Distributions
Sept. 1, 1996 - Feb. 28, 1997
------------------------------------
From income         $  0.18
From capital gains  $    --
Total distributions $  0.18
------------------------------------
Total return*        +7.8%**
------------------------------------

*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

 The Fund's ten largest holdings
                                     Percent                         Value
                       (of Fund's net assets)           (as of Feb. 28, 1997)

      Virgina Electric Power              .94%              $34,039,250
      6.75% 1st Mtge 2007

      Long Island Lighting                .81                29,301,387
      9.625% Gen Ref Mtge 2024

      Viacom Intl                         .72                26,037,000
      8.00% Sub Deb 2006

      New York Tel                        .71                25,843,363
      9.375% 2031

      Tenet Healthcare                    .67                24,282,500
      10.125% Sr Sub Nts 2005

      Scotland Bank                       .62                22,300,720
      8.80% 2004

      Ford Capital                        .59                21,426,928
      9.50% 2010

      Salomon                             .58                21,195,930
      7.00% Sr Nts 1999

      USX                                 .56                20,171,725
      9.375% 2022

      Turner Broadcasting                 .52                18,951,855
      8.40% Sr Deb 2024

      Excludes U.S. Treasury and government agency holdings.


The ten holdings listed here make up 6.72% of the Fund's net assets


      Statement of assets and liabilities IDS Bond Fund, Inc.
      Feb. 28, 1997

               Assets                                                                (Unaudited)
  Investments in securities, at value (Note 1)
      (identified cost $3,503,329,582)                                           $3,603,257,106
 Receivable for investment securities sold                                           94,343,918
 Dividends and accrued interest receivable                                           56,387,790
 U.S. government securities held as collateral (Note 6)                              62,961,897
                                                                                  -------------
 Total assets                                                                     3,816,950,711
                                                                                  -------------
               Liabilties
 Disbursements in excess of cash on demand deposit                                    1,855,095
 Dividends payable to shareholders                                                    1,404,614
 Payable for investment securities purchased                                         89,353,415
 Payable upon return of securities loaned (Note 6)                                  100,585,647
 Accrued investment management services fee                                              48,323
 Accrued distribution fee                                                                18,672
 Accrued service fee                                                                     16,965
 Accrued transfer agency fee                                                              9,474
 Accrued administrative services fee                                                      4,299
 Other accrued expenses                                                                  43,480
                                                                                  -------------
 Total liabilities                                                                  193,339,984
                                                                                  -------------
 Net assets applicable to outstanding capital stock                              $3,623,610,727
                                                                                 ==============
          Represented by
 Capital stock-- authorized 10,000,000,000 shares of $.01 par value           $       7,023,686
 Additional paid-in capital                                                       3,484,214,367
 Undistributed net investment income                                                  3,057,698
 Accumulated net realized gain (Note 1)                                              29,393,562
 Unrealized appreciation of investments and on translation
      of assets and liabilities in foreign currencies (Note 1)                       99,921,414
                                                                                  -------------
 Total -- representing net assets applicable to outstanding capital stock        $3,623,610,727
                                                                                 ==============
 Net assets applicable to outstanding shares:     Class A                        $2,627,686,242
                                                  Class B                        $  907,835,749
                                                  Class Y                        $   88,088,736
 Net asset value per share of outstanding capital stock:
                                                  Class A shares     509,327,729 $         5.16
                                                  Class B shares     175,966,853 $         5.16
                                                  Class Y shares      17,073,983 $         5.16

 See accompanying notes to financial statements.

      Statement of operations
      IDS Bond Fund, Inc.
      Six months ended Feb. 28, 1997

               Investment income
                                                                                   (Unaudited)
 Income:
 Dividends                                                                       $    1,959,860
 Interest                                                                           137,112,120
                                                                                  -------------
 Total income                                                                       139,071,980
                                                                                  -------------
 Expenses (Note 2):
 Investment management services fee                                                   8,714,854
 Distribution fee -- Class B                                                          3,310,343
 Transfer agency fee                                                                  1,822,364
 Incremental transfer agency fee-- Class B                                               36,881
 Service fee
      Class A                                                                         2,244,188
      Class B                                                                           763,457
 Administrative services fees and expenses                                              789,902
 Compensation of board members                                                           18,530
 Compensation of officers                                                                 9,580
 Custodian fees                                                                          83,884
 Postage                                                                                192,957
 Registration fees                                                                       70,920
 Reports to shareholders                                                                 57,962
 Audit fees                                                                              19,750
 Administrative                                                                          13,037
 Other                                                                                    4,311
                                                                                  -------------
 Total expenses                                                                      18,152,920
      Earnings credits on cash balances (Note 2)                                        (90,473)
                                                                                  -------------
 Total net expenses                                                                  18,062,447
                                                                                  -------------
 Investment income-- net                                                            121,009,533

               Realized and unrealized gain(loss) -- net
 Net realized gain on security and foreign currency transactions
      (including gain of $7,118 from foreign currency transactions) (Note 3)         40,415,573
 Net realized loss on financial futures contracts                                    (1,962,975)
 Net realized loss on option contracts written (Note 5)                                (119,193)
                                                                                  -------------
 Net realized gain on investments and foreign currencies                             38,333,405
 Net change in unrealized appreciation or depreciation of investments and on
      translation of assets and liabilities in foreign currencies                    83,979,765
                                                                                  -------------
 Net gain on investments and foreign currencies                                     122,313,170
                                                                                  -------------
 Net increase in net assets resulting from operations                              $243,322,703
                                                                                   ============
 See accompanying notes to financial statements.

      Statements of changes in net assets
      IDS Bond Fund, Inc.

                         Operations and distributions          Feb. 28, 1997      Aug. 31, 1996
                                                            Six months ended         Year ended
                                                                  (Unaudited)
 Investment income-- net                                     $   121,009,533    $   238,059,906

 Net realized gain on investments and foreign currencies          38,333,405         36,066,563
 Net change in unrealized appreciation or depreciation of
      investments and on translation of assets and liabilities
      in foreign currencies                                       83,979,765        (96,036,937)
                                                             ---------------    ---------------
 Net increase in net assets resulting from operations            243,322,703        178,089,532
                                                             ---------------    ---------------
 Distributions to shareholders from:
      Net investment income
          Class A                                                (90,981,821)      (175,703,125)
          Class B                                                (27,409,768)       (52,732,279)
          Class Y                                                 (3,156,153)        (5,540,758)
                                                             ---------------    ---------------
 Total distributions                                            (121,547,742)      (233,976,162)
                                                             ---------------    ---------------
                         Capital share transactions (Note 7)
 Proceeds from sales
      Class A shares (Note 2)                                    177,629,585        589,054,034
      Class B shares                                             130,104,065        377,985,661
      Class Y shares                                              14,598,354         46,288,572
 Reinvestment of distributions at net asset value
      Class A shares                                              62,068,808        116,649,304
      Class B share                                               24,179,139         46,578,257
      Class Y shares                                               3,156,153          5,540,758
 Payments for redemptions
      Class A shares                                            (264,293,079)      (464,239,661)
      Class B shares (Note 2)                                   (123,878,922)      (346,225,740)
      Class Y shares                                             (20,420,093)       (26,441,033)
                                                             ---------------    ---------------
 Increase in net assets from capital share transactions            3,144,010        345,190,152
                                                             ---------------    ---------------
 Total increase in net assets                                    124,918,971        289,303,522
 Net assets at beginning of period                             3,498,691,756      3,209,388,234
                                                             ---------------    ---------------
 Net assets at end of period
      (including undistributed net investment income of
      $3,057,698 and $3,595,907)                              $3,623,610,727     $3,498,691,756
                                                              ==============     ==============
 See accompanying notes to financial statements.

      Notes to financial statements
      IDS Bond Fund, Inc.
      (Unaudited as to Feb. 28, 1997)

1. Summary of significant accounting policies

     The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests primarily in corporate bonds and other debt securities. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares maybe subject to a contingent deferred sales charge. Class B shares automatically convert to Class A after eight years. Class Y shares, have no sales charge and are offered only to qualifying institutional investors.

     All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses)  differs  among  classes.  Income,  expenses  (other  than  class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

     Significant accounting policies followed by the Fund are summarized below:

     Use of estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     Valuation of securities

     All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available, including illiquid securities, are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

     Option transactions

     In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on the portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

     Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

     Futures transactions

     In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

     Foreign currency translations
     and foreign currency contracts

     Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales for foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividend, interest income and foreign withholding taxes.

     The Fund may enter into forward  foreign  currency  exchange  contracts for
     operational   purposes  and  to  protect  against  adverse   exchange  rate
     fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

     Federal taxes

     Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

     Dividends to shareholders

     Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

     Other

     Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Fund does not amortize premium and discount. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. Expenses and sales charges

     Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

     Under its Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. Additional administrative services paid by the Fund are office expenses, consultant's fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund approved by the board.

     Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

     o Class A $15.50
     o Class B $16.50
     o Class Y $15.50

     Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

     Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

     Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $4,168,067 for Class A and $350,775 for Class B for the six months ended Feb. 28, 1997.

     During the six months ended Feb. 28, 1997 the Fund's custodian and transfer agency fees were reduced by $90,473 as a result of earning credits from overnight cash balances.

3. Securities transactions

     Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $965,505,235 and $897,273,672, respectively, for the six months ended Feb. 28, 1997. Realized gains and losses are determined on an identified cost basis.

4. Illiquid securities



     At Feb. 28, 1997, investments in securities included issues that are illiquid. The Fund currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Feb. 28, 1997 was $33,437,536 representing 0.9% of the net assets. Pursuant to guidelines adopted by the Fund's board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.


5. Option contracts written

     The number of contracts and premium amounts associated with option contracts written (see Summary of significant accounting policies) is as follows:


                                    Period ended Feb. 28, 1997
-------------------------------------------------------------------------------
                                              Calls
-------------------------------------------------------------------------------
                                 Contracts               Premium
-------------------------------------------------------------------------------
      Balance Aug. 31, 1996            --         $           --
      Opened                       68,600                150,920
      Closed                       (68,600)             (150,920)
-------------------------------------------------------------------------------
      Balance Feb. 28, 1997             --        $           --
-------------------------------------------------------------------------------
6. Lending of portfolio securities


     At Feb. 28, 1997, securities valued at $97,498,290 were on loan to brokers. For collateral, the Fund received $37,623,750 in cash and U.S. government securities valued at $62,961,897. Income from securities lending amounted to $53,123 for the six months ended Feb. 28, 1997. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


7. Capital share transactions

      Transactions in shares of capital stock for the periods indicated are as follows:
                                       Six months ended Feb. 28, 1997
                                    Class A       Class B       Class Y
--------------------------------------------------------------------------------

      Sold                       34,609,822    25,335,315     2,839,209

      Issued for reinvested      12,090,944     4,712,791       623,079
       distributions

      Redeemed                  (51,505,934)  (24,139,792)   (3,989,351)

--------------------------------------------------------------------------------
      Net increase (decrease)    (4,805,168)    5,908,314      (527,063)
--------------------------------------------------------------------------------


                                          Year ended Aug. 31, 1996
                                    Class A       Class B       Class Y
--------------------------------------------------------------------------------

      Sold                      114,769,614    73,749,573     9,060,737

      Issued for reinvested      22,892,773     9,133,222     1,088,615
       distributions

      Redeemed                  (91,167,526)  (67,607,017)   (5,191,693)

--------------------------------------------------------------------------------
      Net increase               46,494,861    15,275,778     4,957,659
--------------------------------------------------------------------------------
8. Capital loss carryover

     For federal income tax purposes, the Fund had a capital loss carryover of $12,597,428 at Aug. 31, 1996, that if not offset by subsequent capital gains, will expire in 2003. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expires.

9. Financial highlights

      The tables below shows certain important financial information for evaluating the Fund's results.


      Fiscal period ended Aug. 31,
      Per share income and capital changes*
                                    Class A

                               1997**   1996   1995   1994   1993  1992   1991   1990   1989   1988


Net asset value,              $4.99    $5.05  $4.91  $5.48  $5.11 $4.74  $4.39  $4.74  $4.60  $4.72
beginning of period
     Income from investment operations:

Net investment income           .18      .36    .38    .41    .40   .40    .41    .40    .42    .44


Net gains (losses)              .17     (.07)  .23    (.51)   .38   .37    .33   (.36)   .15   (.12)
(both realized and unrealized)

Total from investment           .35      .29    .61   (.10)   .78   .77    .74    .04    .57    .32
operations
     Less distributions:

Dividends from net             (.18)    (.35)  (.37)  (.41)  (.41) (.40)  (.39)  (.39)  (.43)  (.44)
investment income

Distributions from               --       --   (.10)  (.06)    --    --     --     --     --     --
realized gains

Total distributions            (.18)    (.35)  (.47)  (.47)  (.41) (.40)  (.39)  (.39)  (.43)  (.44)

Net asset value,              $5.16    $4.99  $5.05  $4.91  $5.48 $5.11  $4.74  $4.39  $4.74  $4.60
end of period

          Ratios/supplemental data

                                    Class A
                               1997**   1996   1995   1994   1993  1992   1991   1990   1989   1988

Net assets, end of           $2,628   $2,563 $2,363 $2,249 $2,490$2,174 $1,902 $1,730 $1,811  1,733
period (in millions)

Ratio of expenses to            .82%     .84%   .78%   .68%  .70%   .72%   .77%   .77%   .75%   .73%
average daily net assets#

Ratio of net income to         6.93%    7.01%  7.84%  7.71% 7.78%  8.29%  9.03%  8.83%  9.04%  9.45%
average daily net assets

Portfolio turnover rate          28%      45%    43%    40%    60%   64%    74%    81%    97%    76%
(excluding short-term
securities)

Total return                    7.6%     5.8%  13.7%  (2.0%) 15.8% 16.9%  17.6%    .9%  13.0%   7.2%

    * For a share outstanding throughout the period. Rounded to the nearest cent.
   ** Six months ended Feb. 28, 1997 (Unaudited).
      Adjusted to an annual basis
      Total return does not reflect payment of a sales charge.
    # Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

      Fiscal period ended Aug. 31,
      Per share income and capital changes*

                                Class B                      Class Y
                       1997***  1996     1995**      1997***  1996       1995**


Net asset value,      $4.99    $5.05    $4.79       $4.99    $5.05      $4.79
beginning of period

       Income from investment operations:

Net investment income   .16      .32      .17         .18      .37        .19

Net gains (both realized
 and unrealized)        .17     (.07)     .26         .17     (.07)       .26

Total from investment   .33      .25      .43         .35      .30        .45
operations

        Less distributions:

Dividends from net     (.16)    (.31)    (.17)       (.18)    (.36)      (.19)
investment income

Net asset value,      $5.16    $4.99    $5.05       $5.16    $4.99      $5.05
end of period

                                   Class B                  Class Y

                       1997***  1996     1995**      1997***  1996       1995**

Net assets, end of     $908     $848     $782         $88      $88        $64
period (in millions)

Ratio of expenses to   1.58%    1.60%    1.63%        .65%     .67%       .67%
average daily net assets#

Ratio of net income to 6.17%    6.24%    6.81%       7.10%    7.19%      8.44%
average daily net assets

Portfolio turnover rate  28%      45%      43%         28%      45%        43%
(excluding short-term
securities)

Total return++          6.8%     5.0%     9.0%        7.8%     5.9%       9.4%

    * For a share outstanding throughout the period.Rounded to the nearest cent. ** Inception date was March 20, 1995.
  *** Six months ended Feb. 28, 1997 (Unaudited).
      Adjusted to an annual basis.
   ++ Total return does not reflect payment of a sales charge.
    # Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before the reduction of earnings credits on cash balances.

      IDS Bond Fund, Inc.                          (Percentages represent
      Feb. 28, 1997 (Unaudited)                      value of investments
                                                  compared to net assets)


Bonds (88.4%)
Issuer                              Coupon        Maturity            Principal         Value(a)
                                      rate            year               amount
 U.S. government obligations (9.0%)
 U.S. Treasury                     3.375%             2007       $    5,906,136   $    5,922,732
                                   5.875              2004           36,450,000(b)    35,269,385
                                   6.375              1999            2,000,000        2,013,560
                                   6.375             2002            17,300,000(b)    17,287,371
                                   6.75               1997           10,000,000(b)    10,029,500
                                   7.00               2006           15,300,000       15,731,460
                                   7.125              1999           56,500,000(b)    57,775,770
                                   7.50            2001-16           37,900,000       39,748,727
                                   7.875              2004           16,000,000       17,283,680
                                   8.875              2017           42,750,000       51,873,278
 Govt Trust Certs Israel           9.25               2001           10,321,432       10,932,254
 Resolution Funding Corp           8.125              2019           46,925,000       52,523,622
    Zero Coupon                    8.68               1999           11,500,000(f)    10,107,810
 Total                                                                               326,499,149

 Mortgage-backed securities (16.1%)
 Federal Home Loan Mtge Corp       6.00               2010           13,776,077       13,297,084
                                   6.50               2007              698,200          686,415
                                   8.00            2017-24           16,214,630       16,574,588
    Collateralized Mtge Obligation 3.24               2023            7,640,693        3,997,381
                                   7.00               2022           22,000,000       21,100,840
                                   8.50               2022           17,000,000       18,082,900
      Trust Series Z               8.25               2024           10,783,381(c)    10,803,331
 Federal Natl Mtge Assn            5.50               2009           10,360,775        9,783,381
                                   6.00            2024-26           86,754,741       80,559,945
                                   6.50            2008-25          200,073,602      192,521,932
                                   7.00               2026           51,212,647       49,942,060
                                   8.00               2025           23,137,256       23,560,899
                                   8.50            2023-24           21,855,961       22,810,936
                                   9.00            2009-24           12,421,528       13,209,560
    Collateralized Mtge Obligation 5.00               2024            9,961,155        8,920,115
      Trust Series Z               6.00               2024            5,983,403(c)     4,444,591
 Govt Natl Mtge Assn               7.00               2008           41,301,051       41,546,379
                                   8.00            2024-26           27,146,597       27,689,831
                                   9.00               2025            3,767,064        3,988,380
 Merrill Lynch Mtge Investors      6.96               2026            7,515,000        7,133,379
                                   8.21               2021            6,635,603(d)     6,255,092
 Prudential Bache
    Collateralized Mtge
    Obligation Trust               7.97               2019            7,984,207        8,128,962
 Total                                                                               585,037,981

 Aerospace & defense (2.9%)
 Airplanes GPA                    10.875              2019            6,000,000        6,870,000
 Alliant Techsystems
    Sr Sub Nts                    11.75               2003            6,000,000(d)     6,660,000
 BE Aerospace                      9.875              2006            7,000,000(d)     7,323,750
 Boeing                            8.75               2031           15,000,000       17,534,400
 Goodrich (BF)                     9.625              2001           10,000,000       10,946,800
 McDonnell Douglas                 7.22               2010           10,000,000        9,932,800
 Newport News                      9.625              2006           10,675,000(d)    11,048,625
 Northrop Grumman                  7.00               2006            8,000,000(d)     7,807,760
 Sequa                             9.625              1999           10,000,000       10,250,000
 TransDigm                        13.00               2000            5,000,000(i)     5,356,250
 United Technologies               8.875              2019           10,000,000       11,474,500
 Total                                                                               105,204,885

 Airlines (1.2%)
 Continental Airlines              6.94               2015           14,750,882       14,461,323
                                   7.82               2015            4,901,961        5,045,343
 Delta Air Lines                  10.125              2010           10,000,000       11,782,600
                                  10.375              2022            3,700,000        4,656,931
 Northwest Airlines                8.07               2015            4,960,248        5,095,117
                                   8.97               2015            2,960,127        3,096,825
 Total                                                                                44,138,139

 Automotive & related (0.4%)
 General Motors Acceptance         7.625              1998           10,000,000       10,163,800
 Mascotech
    Cv                             4.50               2003            6,500,000        5,622,500
 Total                                                                                15,786,300

 Banks and savings & loans (2.6%)
 BankAmerica
    Sub Nts                        7.70               2026           10,000,000(d)     9,703,400
 BankBoston Capital                8.25               2026           10,000,000(d)    10,188,400
 Banque Audi                       9.375              2001            2,500,000(d)     2,612,500
 Barclays NA Capital               9.75               2021           13,600,000       15,465,920
 First Nationwide
    Sr Sub Nts                    10.625              2003            5,890,000        6,537,900
 Firstar Capital Trust             8.32               2026           10,000,000(d)    10,198,500
 Mellon Capital                    7.72               2026            3,850,000        3,740,314
 Meridian Bancorp
    Sub Deb                        7.875              2002           10,400,000       10,870,184
 Morgan (JP)
    Sr Sub Nts                     4.00               2012           13,000,000       12,984,400
 Society
     Sub Nts                       8.125              2002            3,000,000        3,162,480
 Union Planters Trust              8.20               2026           10,000,000(d)     9,964,800
 Total                                                                                95,428,798

 Building materials & construction (0.9%)
 McQuay (AAF)
    Sr Nts                         8.875              2003            8,000,000        8,080,000
 Owens-Corning Fiberglas           9.375              2012            6,900,000        7,641,267
 Pulte
    Sr Nts                         7.00               2003            7,700,000        7,528,906
 Schuller Intl Group
    Sr Nts                        10.875              2004            7,500,000        8,362,500
 Total                                                                                31,612,673

 Chemicals (0.5%)
 General Chemical
     Sr Sub Nts                    9.25               2003            7,000,000        7,192,500
 Grace (WR)                        8.00               2004           10,420,000       10,954,338
 Total                                                                                18,146,838

 Communications equipment & services (0.3%)
 Comcast Cellular
    Zero Coupon                    9.45               2000            8,150,000(f)     5,980,063
 Geotek Communications
    Cv                            12.00               2001            4,630,000(i)     4,514,250
 Total                                                                                10,494,313

 Computers & office equipment (0.6%)
 Data General
    SF Deb                         8.375              2002            6,700,000        6,716,750
 HMT Technology                    5.75               2004            3,760,000(d)     3,971,500
 Softkey
    Cv                             5.50               2000           12,000,000(d)     9,420,000
 Total                                                                                20,108,250

 Electronics (0.5%)
 Cirrus Logic
    Cv                             6.00               2003            4,300,000(d)     3,692,625
 Reliance Electric                 6.80               2003            6,000,000        6,011,220
 Thomas & Betts                    6.50               2006            9,200,000(d)     8,724,820
 Total                                                                                18,428,665

 Energy (3.1%)
 Atlantic Richfield                9.125              2011            9,000,000       10,485,270
 Enron Oil & Gas                   6.70               2006            5,000,000        4,877,850
 Honam Oil Refinery                7.125              2005            9,000,000(d)     8,753,850
 Oryx Energy
    Deb                           10.00               2001            9,650,000       10,489,164
 Parker & Parsley Petroleum
    Sr Nts                         8.25               2007            9,500,000        9,952,865
 PDV America                       7.875              2003           15,000,000       15,189,300
 Texaco Capital
    Gtd Deb                        7.50               2043            3,000,000        2,942,970
    Gtd Deb                        8.625              2032           10,000,000       11,413,200
 Triton Energy
    Sr Sub Nts                     9.75               2000            4,250,000        4,499,688
 UNC
    Sr Nts                         9.125              2003           14,000,000       14,350,000
 USX                               9.375              2022           17,500,000       20,171,725
 Total                                                                               113,125,882

 Energy equipment & services (0.3%)
 Foster Wheeler                    6.75               2005           11,000,000       10,613,900

 Financial services (3.3%)
 Arvin Capital                     9.50               2027           10,000,000        9,988,400
 Cityscape Financial
    Sub Deb                       11.00               1998           15,000,000       15,000,000
 Corporate Property Investors      7.18               2013            7,000,000(d)     6,651,890
 DVI
    Sr Nts                         9.875              2004            6,000,000        6,210,000
 First Union REIT
    Sub Nts                        8.875              2003           10,000,000        9,450,000
 Homeside
    Sr Nts                        11.25               2003            9,225,000(d)    10,562,625
 Malan Realty Investors REIT
    Cv Sub Deb                     9.50               2004            2,620,000        2,626,550
 Olympic Financial
    Sr Nts                        13.00               2000           12,900,000       14,722,125
 Omega Health Care
    Cv                             8.50               2001            4,000,000        4,350,000
 Property Trust America REIT       7.50               2014           15,000,000       13,743,600
 Salomon
    Medium-term Nts                6.625              2000            6,700,000        6,665,294
    Sr Nts                         7.00               1999           21,000,000       21,195,930
 Total                                                                               121,166,414
 Food (0.2%)
 Chiquita Brands Intl
    Sr Nts                        10.25               2006            7,000,000        7,551,250

 Furniture & appliances (0.4%)
 Interface                         9.50               2005            7,500,000(d)     7,818,750
 Lifestyle Furnishings            10.875              2006            6,000,000(d)     6,637,500
 Total                                                                                14,456,250

 Health care (0.4%)
 IMED
    Sr Sub Nts                     9.75               2006            6,250,000(d)     6,445,313
 Lilly (Eli)                       6.77               2036            7,950,000        7,237,839
 Phoenix Shannon
    Cv                             9.50               2000            2,000,000(d,h)     900,000
 Total                                                                                14,583,152

 Health care services (2.0%)
 Columbia/HCA Healthcare           7.69               2025            4,400,000        4,414,388
 Foundation Health
    Sr Nts                         7.75               2003            8,400,000        8,661,408
 Magellan Health
    Sr Sub Nts                    11.25               2004            7,500,000(d)     8,371,875
 Merit Behavioral                 11.50               2005            3,250,000(d)     3,562,813
 NOVACARE
    Cv Sub Deb                     5.50               2000            7,000,000        6,335,000
 Owens & Minor
    Sr Sub Nts                    10.875              2006            4,000,000        4,400,000
 Paracelsus Healthcare
    Sr Sub Nts                    10.00               2006            7,500,000        7,368,750
 Tenet Healthcare
    Sr Nts                         8.625              2003            3,850,000        4,042,500
    Sr Sub Nts                    10.125              2005           22,000,000       24,282,500
 Total                                                                                71,439,234

 Industrial equipment & services (0.2%)
 AGCO
    Sr Sub Nts                     8.50               2006            5,200,000(d)     5,414,500
 Molten Metal Technology
    Cv Sub Nts                     5.50               2006            2,000,000(i)     1,335,000
 Total                                                                                 6,749,500

 Insurance (2.8%)
 Americo Life
    Sr Sub Nts                     9.25               2005            9,400,000        9,364,750
 Arkwright
    Credit Sensitive Nts           9.625              2026            5,000,000(d)     5,563,000
 Berkley (WR)                      8.70               2022            3,000,000        3,224,430
 Conseco Finance Trust             8.70               2026            9,300,000        9,716,733
    Equitable Cos
    Sr Nts                         9.00               2004            4,250,000        4,722,770
 Equitable IBM                     7.33               2009            5,500,000(d)     5,623,750
 Executive Risk Capital Trust      8.675              2027            6,500,000(d)     6,572,215
 General American Life             7.625              2024            8,000,000(d)     7,294,400
 Leucadia Natl                     7.75               2013           11,780,000       11,264,154
    Sr Sub Nts                     7.875              2006           10,850,000       10,787,395
 Nationwide Trust
    Credit Sensitive Nts           9.875              2025           11,500,000(d)    12,635,280
 New York Life
    Credit Sensitive Nts           7.50               2023            6,000,000(d)     5,720,460
 Principal Mutual                  8.00               2044           10,000,000(d)     9,903,200
 Total                                                                               102,392,537

 Leisure time & entertainment (0.7%)
 Caesars World
    Sr Sub Nts                     8.875              2002            6,000,000        6,247,500
 John Q.Hammons Hotels
    1st Mtge                       8.875              2004            7,000,000        6,982,500
 Lodgenet Entertainment
    Sr Nts                        10.25               2006            5,500,000(d)     5,527,500
 Trump Atlantic City Funding
    1st Mtge                      11.25               2006            5,380,000        5,205,150
 Total                                                                                23,962,650

 Media (5.6%)
 Ackerley Communications
    Sr Secured Nts                10.75               2003           10,000,000(d)    11,797,500
 Cablevision Systems
    Sr Sub Deb                    10.75               2004            4,000,000        4,150,000
    Sr Sub Nts                     9.25               2005            6,000,000        6,015,000
 Cox Communications                7.625              2025            7,000,000        6,836,340
 Lenfest Communications
    Sr Nts                         8.375              2005            7,950,000        7,721,438
 News American Holdings            8.875              2023           17,000,000       18,458,600
 News Corp                        10.15               2010            3,773,760(d)     4,349,292
 Plitt Theatres                   10.875              2004            7,500,000        7,725,000
 Scandinavian Broadcasting
    Cv Sub Deb                     7.25               2005            5,600,000        5,040,000
 Tele-Communications
    Sr Deb                         9.80               2012            8,000,000        8,882,880
    Sr Deb                         9.875              2022           10,000,000       11,124,400
 Time Warner
    Deb                            9.15               2023           10,000,000       11,012,600
 TKR Cable
    Sr Deb                        10.50               2007           10,225,000       11,232,980
 Turner Broadcasting
    Sr Deb                         8.40               2024           19,500,000       18,951,855
    Sr Nts                         8.375              2013           10,000,000       10,163,000
 United Artist Theatre             9.30               2015           13,518,280(d)    12,521,307
 Universal Outdoor
    Sr Sub Nts                     9.75               2006           10,000,000       10,525,000
 Viacom Intl
    Sr Nts                         7.75               2005            3,850,000        3,819,354
    Sub Deb                        7.00               2003            5,000,000        4,710,050
    Sub Deb                        8.00               2006           26,300,000       26,037,000
 Total                                                                               201,073,596

 Metals (0.8%)
 EnviroSource
    Sr Nts                         9.75               2003            9,760,000        9,589,200
 Ryerson Tull                      8.50               2001           11,800,000       12,242,500
 Santa Fe Pacific Gold
    Sr Deb                         8.375              2005            5,000,000        5,231,250
 Total                                                                                27,062,950

 Multi-industry conglomerates (1.5%)
 Coty
     Sr Sub Nts                   10.25               2005            5,500,000        5,995,000
 Marshall & Ilsley                 7.65               2026           10,000,000(d)     9,680,000
 Mark IV Inds
    Sr Sub Nts                     8.75               2003            8,000,000        8,250,000
 Outsourcing Solutions
     Sr Sub Nts                   11.00               2006            3,750,000(d)     4,059,375
 Prime Succession
    Sr Sub Nts                    10.75               2004            4,240,000(d)     4,695,800
 Talley Mfg & Technology
    Sr Nts                        10.75               2003            7,000,000        7,385,000
 USI American Holdings
    Sr Nts                         7.25               2006           13,000,000(d)    12,635,610
 Total                                                                                52,700,785

 Paper & packaging (2.1%)
 Federal Paper Board              10.00               2011           11,900,000       14,615,342
 Fort Howard                      11.00               2002            8,755,531        9,160,474
 Gaylord Container
    Sr Sub Deb                    12.75               2005            5,000,000        5,550,000
 Intl Paper                        5.125              2012            9,000,000        7,152,030
 Pope & Talbot                     8.375              2013           11,000,000        9,711,680
 Riverwood Intl
    Sr Nts                        10.25               2006            7,000,000        6,737,500
 Scotia Pacific Holding            7.95               2015            4,252,182        4,274,718
 Silgan
    Sr Sub Nts                    11.75               2002           11,850,000       12,753,562
 Warren (SD)
    Sr Nts                        12.00               2004            5,000,000(d)     5,550,000
 Total                                                                                75,505,306

 Retail (1.3%)
 Dairy Mart Convenience Stores
    Sr Sub Nts                    10.25               2004            6,250,000        6,156,250
 Kroger                            8.15               2006           13,000,000       13,438,750
 Pueblo Xtra Intl
    Sr Nts                         9.50               2003            7,000,000        6,755,000
 Wal-Mart Stores                   7.00               2006           17,480,382(d)    17,571,105
                                   8.875              2011            3,500,000        3,658,200
 Total                                                                                47,579,305

 Soaps & cosmetics (0.2%)
 Sweetheart Cup
    Sr Sub Nts                     9.625              2000            6,500,000        6,711,250

 Textiles & apparel (0.3%)
 Dominion Textiles
    Sr Nts                         9.25               2006            3,000,000        3,120,000
 WestPoint Stevens
    Sr Nts                         8.75               2001            7,500,000        7,818,750
 Total                                                                                10,938,750

 Utilities -- electric (9.9%)
 Appalachian Power                 8.50               2022            5,000,000        5,304,050
 Arizona Public Service
    Sale Lease-Backed Obligation   8.00               2015           12,556,000       12,943,227
 Cajun Electric Power Cooperative
    Mtge Trust                     8.92               2019            5,000,000        5,447,300
 California Energy
    Sr Nts                         9.50               2006            3,000,000(d)     3,270,000
    Zero Coupon                    6.08               2004           10,000,000(g)    10,900,000
 Cleveland Electric Illuminating
    1st Mtge                       8.375              2011            8,115,000        7,988,812
    1st Mtge                       9.50               2005           15,100,000       15,947,412
 Consumers Power
    1st Mtge                       7.375              2023           10,000,000        9,420,100
 EIP Funding                      10.25               2012            6,833,000        7,729,831
 First Palo Verde Funding         10.15               2016            6,433,000        6,818,980
                                  10.30               2014            3,287,000        3,470,086
 Long Island Lighting
    Gen Ref Mtge                   9.625              2024           28,888,000       29,301,387
    Gen Ref Mtge                   9.75               2021           15,500,000       15,717,620
 Louisiana Power & Light Waterford
    Sale Lease-Backed Obligation  10.67               2017            7,500,000        7,983,900
 Midland Cogeneration Venture     11.75               2005           14,900,000       16,967,375
     Sub Secured Sale
    Lease-Backed Obligation       10.33               2002           10,516,156       11,304,867
 Niagara Mohawk Power
    1st Mtge                       6.875              2001            5,000,000        4,819,200
    1st Mtge                       7.75               2006           19,600,000       18,611,572
 Ohio Edison
    1st Mtge                       6.875              2005            2,500,000        2,368,875
    1st Mtge                       7.875              2023            6,000,000        5,680,320
 Public Service Electric & Gas
    1st Ref Mtge                   6.75               2006            5,500,000        5,391,430
 RGS Funding
    Sale Lease-Backed Obligation   9.82               2022            9,939,219       11,885,617
 Salton Sea
    Sr Nts                         7.84               2010           10,000,000(d)     9,973,700
 San Diego Gas & Electric
    1st Mtge                       9.625              2020           16,925,000       18,914,026
 Sithe Independence Funding        8.50               2007            7,500,000        7,769,325
                                   9.00               2013            4,700,000        4,797,243
 Texas-New Mexico Power
    1st Mtge                       9.25               2000            6,000,000        6,375,000
    Secured Deb                   10.75               2003            5,000,000        5,550,000
 Texas Utilities Electric
    1st Collateral Trust           7.375              2025            3,000,000        2,864,490
    1st Collateral Trust           9.75               2021            9,900,000       11,181,060
    1st Mtge                       7.625              2025           10,000,000        9,721,900
     Secured Facility              9.45               2005            4,067,000        4,299,958
 Texas Utility Capital             8.175              2037           10,000,000       10,028,300
 Tucson Electric Power
    1st Mtge                       8.50               2009            7,000,000        6,816,250
 Virginia Electric Power
    1st Mtge                       6.75               2007           35,000,000       34,039,250
 Wisconsin Electric Power          6.875              2095            8,000,000        7,303,280
 Total                                                                               358,905,743

 Utilities -- gas (1.6%)
 Coastal                           7.42               2037            6,000,000        5,792,040
 Columbia Gas Systems              6.80               2005            7,700,000        7,530,908
 Equitable Resources               7.50               1999            5,000,000        5,118,400
 Questar Pipeline                  9.375              2021            8,000,000        8,771,120
 Southern California Gas
    1st Mtge                       7.375              2023            6,900,000        6,619,722
 Southwest Gas                     9.75               2002            7,900,000        8,643,390
 Tenneco                           9.20               2012            9,000,000       10,206,810
 Transco Energy                    9.875              2020            4,800,000        5,656,512
 Total                                                                                58,338,902

 Utilities -- telephone (4.0%)
 AT&T
    Deb                            8.35               2025           17,500,000       18,257,050
 Ameritech Capital Funding
    Gtd Deb                        9.10               2016           16,000,000       18,527,840
 BellSouth Telecommunications      6.50               2005            7,200,000        7,015,248
                                   7.00               2095           10,000,000        9,496,700
 GTE                              10.25               2020            7,000,000        7,938,560
 New York Tel                      9.375              2031           23,665,000       25,843,363
 Pacific Bell                      6.625              2034           10,000,000        8,782,500
                                   7.125              2026           10,200,000        9,866,562
                                   7.375              2043           10,000,000        9,565,000
 360 Communications
    Sr Nts                         7.50               2006           17,470,000       17,424,578
 U S WEST
    Deb                            7.20               2026           14,000,000       13,108,200
 Total                                                                               145,825,601

 Miscellaneous (1.4%)
 Adams Outdoor Advertising
     Sr Nts                       10.75               2006           10,000,000(i)    10,825,000
 ECM Funding LP                   11.92               2002            2,029,432(i)     2,232,375
 Norcal Waste Systems
    Sr Nts                        13.00               2005           10,000,000(d)    11,250,000
 Pierce Leahy
    Sr Sub Nts                    11.125              2006            6,875,000(d)     7,648,438
 SC Intl
    Sr Sub Nts                    13.00               2005           10,900,000       12,398,750
 Yale University                   7.375              2096            6,000,000        5,930,940
 Total                                                                                50,285,503

 Foreign (11.3%)(j)
 ABN Amro
    (U.S. Dollar)                  7.75               2023            9,000,000        9,130,320
 ALFA Bank Loan Participation
    (U.S. Dollar)                 10.85               1997            3,000,000        3,000,000
 Argentina
    (U.S. Dollar) Disc             7.125              2023            7,500,000        6,225,000
 Austria Republic Euro
    (U.S. Dollar)                 10.00               1998            5,000,000        5,237,500
 BAA Euro
    (British Pound)                5.75               2006            2,500,000        4,328,896
 Banca Italy N.Y.
    (U.S. Dollar)                  8.25               2007            9,200,000        9,722,836
 Bank of China
    (U.S. Dollar)                  8.25               2014           10,000,000       10,071,500
 Brazil C Bonds
    (U.S. Dollar)                  8.00               2014            4,680,822        3,697,849
 Brazil DCB
    (U.S. Dollar)                  6.56               2012            4,250,000(e)     3,442,500
 Carter Holt Harvey
    (U.S. Dollar)                  7.625              2002            5,000,000        5,138,000
    (U.S. Dollar)                  8.875              2004           10,500,000       11,442,585
 CEI Citicorp Sociedad Anonima
    (Argentine Peso)               8.50               2002            3,000,000(d)     2,962,500
    (Argentine Peso)              11.25               2007            5,000,000(d)     4,862,500
 Celcaribe
    (U.S. Dollar) Zero Coupon      2.14               2004            2,870,000(d,f)   3,673,600
    (U.S. Dollar) Zero Coupon     24.37               2004            3,250,000(d,f)   2,941,250
 China Power & Light
    (U.S. Dollar) Sr Nts           7.50               2006            8,000,000        8,104,160
 Comp Nav Perez Companc
    (U.S, Dollar)                  9.00               2004            3,000,000(d)     3,000,000
 Delta Electronics
    (U.S. Dollar) Cv                                  2004            3,120,000(d)     3,135,600
 Deutsche Finance Netherlands
    (U.S. Dollar) Zero Coupon      4.50               2017           13,640,000(d)     5,609,450
 Doa Heng Bank
    (Hong Kong Dollar) Sub Nts     7.75               2007            7,750,000(i)     7,866,250
 Doman Inds
    (U.S. Dollar)                  8.75               2004            4,000,000        3,910,000
 Dominion Textiles
    (U.S. Dollar)                  8.875              2003            7,500,000        7,725,000
 Ford Capital
    (U.S. Dollar)                  9.125              1998            4,000,000        4,140,120
    (U.S. Dollar)                  9.50               2010           18,350,000       21,426,928
 Govt of Algeria
    (U.S. Dollar)                  7.06               2006            6,000,000        4,905,000
 Govt of Poland PDI Euro
    (U.S. Dollar)                  3.75               2014            9,600,000(d)     8,016,000
 Govt of Venezuela
    (British Pounds)               6.625              2007            4,250,000(d)     3,867,500
 Grupo Televisa
    (U.S. Dollar) Sr Nts          11.375              2003            6,000,000(d)     6,540,000
 Groupe Videotron
    (U.S. Dollar)                 10.625              2005            5,000,000        5,618,750
 GST Telecommunications
    (U.S. Dollar) Zero Coupon Cv   5.24               2000            1,045,000(d,g)     815,100
 Imexsa Export Trust
    (U.S. Dollar)                 10.125              2003            7,500,000(d)     7,809,375
 Intertek Finance
    (U.S. Dollar)                 10.25               2006            6,500,000(d)     6,865,625
 Israel Electric
    (U.S. Dollar) Sr Nts           7.25               2006           10,000,000(d)     9,915,000
 Korea Electric Power
    (U.S. Dollar)                  8.00               2002            2,800,000        2,925,860
 MacMillan Bole Delaware
    (U.S. Dollar)                  8.50               2004            3,000,000        3,162,900
 Ministry Finance Russia
    (U.S. Dollar)                  9.25               2001            4,000,000(d)     3,960,000
 People's Republic of China
    (U.S. Dollar)                  7.375              2001            3,500,000        3,580,938
    (U.S. Dollar)                  9.00               1996           10,000,000       10,763,400
 Petronas
    (U.S. Dollar)                  7.75               2015           10,000,000(d)    10,297,500
 Philippines Long Distance
 Telephone
    (U.S. Dollar)                  7.85               2007            4,000,000(d)     3,983,600
    (U.S. Dollar)                  8.35               2017            3,000,000(d)     2,954,220
 Placer Dome
    (U.S. Dollar)                  7.125              2003            5,000,000        5,007,400
 Quno
    (U.S. Dollar) Sr Nts           9.125              2005            7,000,000        7,420,000
 Ras Laffan
    (U.S. Dollar)                  8.29               2014           10,000,000(d)    10,577,500
 Repap New Brunswick
    (U.S. Dollar)                  9.875              2000            7,000,000        7,078,750
 Republic of Argentina
    (U.S. Dollar)                 11.375              2017            5,000,000        5,312,500
    (U.S. Dollar)                 11.75               2007            7,500,000        7,903,125
 Republic of Israel
    (U.S. Dollar)                  6.375              2005            7,300,000        6,835,063
 Republic of Italy
    (U.S. Dollar)                  6.875              2023            9,000,000        8,463,420
 Republic of Panama
    (U.S. Dollar)                  7.875              2002            3,000,000(d)     3,008,820
 Rogers Cablesystems
    (U.S. Dollar) Sr Secured Nts   7.06               2014            3,700,000        2,666,155
 Rogers Cantel Mobile
    (U.S. Dollar)                  9.375              2008            9,300,000        9,881,250
 Scotland Bank
    (U.S. Dollar)                  8.80               2004           20,500,000(d)    22,300,720
 Tarkett Intl
    (U.S. Dollar)                  9.00               2002           11,000,000(d)    11,220,000
 Telekom Malaysia
    (U.S. Dollar)                  7.875              2025           15,000,000(d)    15,281,850
 Transport Maritima Mex
    (U.S.Dollar) Sr Nts           10.00               2006            5,100,000        5,074,500
 United Mexican States
    (U.S. Dollar)                 11.375              2016            9,000,000        9,933,750
    (U.S. Dollar)                 11.50               2026            3,833,460        4,285,808
 WMC Finance
    (U.S. Dollar)                  7.25               2013           10,000,000        9,762,500
 Zhuhai Highway
    (U.S. Dollar)                 11.50               2008           10,000,000(d)    11,425,000
 Total                                                                               410,213,223

 Total bonds
 (Cost: $3,099,563,730)                                                           $3,202,067,674


Common stocks (--%)
Issuer                                                            Shares                Value(a)

 Celcaribe                                                       528,450(d,h)      $  1,122,956
 Triangle Wire Cable                                             211,111(h,i)           211,111
 Webcraft Technology                                              32,502(h,i)               325

 Total common stocks
 (Cost: $5,645,774)                                                                $  1,334,392


Preferred stocks & other (0.9%)
 Cablevision Systems
      Pay-in-kind                                                110,120(d,h,l)     $10,103,510
 Dairy Mart
      Warrants                                                    51,666(d)             129,165
 First Nationwide Bank
      11.50% Cm                                                   80,000              9,260,000
 Salomon
      2.375%                                                     400,000             10,800,000
 Station Casinos
      7% Cv                                                       30,000              1,380,000
 Transdigm
      Warrants                                                     3,989(i)           1,096,975
 Total preferred stocks & other
 (Cost: $30,832,425)                                                                $32,769,650


Short-term securities (10.1%)
Issuer                                Annualized                  Amount                Value(a)
                                        yield on              payable at
                                         date of                maturity
                                        purchase

 U.S. government agency (0.1%)
 Federal Home Loan Mtge Corp Disc Nt
    03-13-97                                 5.23%           $ 5,430,000           $  5,420,570

 Certificate of deposit (0.4%)
 Morgan Guaranty
    04-28-97                                 5.40             13,500,000             13,378,602

 Commercial paper (9.6%)
 Albertson's
    03-19-97                                 5.32              3,705,000              3,695,200
 American General Capital
    03-04-97                                 5.31              7,800,000(k)           7,796,568
 Ameritech Capital Funding
    04-14-97                                 5.34              2,800,000(k)           2,780,510
 ANZ (Delaware)
    03-06-97                                 5.31              8,500,000              8,493,755
 Associates Corp
 North America
    04-23-97                                 5.31              1,500,000              1,488,362
 Avco Financial Services
    03-28-97                                 5.35              6,100,000              6,072,779
 BBV Finance (Delaware)
    04-17-97                                 5.41             15,000,000             14,891,250
 Beneficial
    03-24-97                                 5.31              7,300,000              7,275,235
 CAFCO
    03-25-97                                 5.38              5,700,000(k)           5,678,639
    04-04-97                                 5.28              3,000,000(k)           2,985,125
 Campbell Soup
    04-04-97                                 5.35              6,500,000(k)           6,467,403
    11-17-97                                 5.49              5,800,000(k)           5,563,618
 CIT Group Holdings
    03-12-97                                 5.32             11,200,000             11,181,862
 Clorox
    04-07-97                                 5.40             11,900,000             11,831,113
 Commerzbank U.S. Finance
    03-26-97                                 5.27              7,500,000              7,472,656
 Consolidated Natural Gas
    03-05-97                                 5.26              2,000,000              1,998,834
    04-30-97                                 5.29              6,200,000              6,141,484
 Dean Witter Discover & Co.
    03-20-97                                 5.34              5,000,000              4,986,014
 Deustche Bank Financial
    04-10-97                                 5.28              7,000,000              6,959,167
    05-27-97                                 5.33             11,300,000             11,146,144
 First Chicago NBD
    03-11-97                                 5.31              6,500,000              6,490,449
 General Electric
    03-03-97                                 5.32              4,700,000              4,898,557
    03-21-97                                 5.34              6,000,000              5,982,300
    03-28-97                                 5.34              6,500,000              6,474,114
 General Electric Capital
    03-13-97                                 5.33              3,400,000              3,393,982
 Kellogg
    04-03-97                                 5.28              2,500,000              2,487,969
    04-16-97                                 5.30              7,700,000              7,648,149
 Kredietbank North America Finance
    04-11-97                                 5.28              5,200,000              5,168,908
 Merrill Lynch
    03-03-97                                 5.34              4,900,000              4,898,554
 Natl Australia Funding (Delaware)
    05-12-97                                 5.36             10,000,000              9,887,053
    05-15-97                                 5.37             15,700,000             15,515,385
    05-27-97                                 5.35             11,400,000             11,244,783
 NBD Bank Canada
    03-20-97                                 5.27              4,000,000              3,988,917
 Northern States Power
    03-25-97                                 5.46              5,000,000              4,980,593
 Novartis Finance
    03-06-97                                 5.32              2,800,000(k)           2,797,943
    03-19-97                                 5.27              8,400,000              8,377,950
    03-20-97                                 5.26              5,100,000              5,085,896
 Paccar Financial
    03-03-97                                 5.29              1,700,000              1,699,501
 Pfizer
    03-12-97                                 5.37              6,900,000(k)           6,886,759
 Reed Elsevier
    03-17-97                                 5.29              9,800,000(k)           9,777,046
    03-18-97                                 5.37              4,900,000(k)           4,886,128
 SAFECO Credit
    03-19-97                                 5.37              8,600,000              8,574,701
 SBC Communications Capital
    03-21-97                                 5.27              6,000,000(k)           5,982,500
    03-27-97                                 5.32              6,500,000(k)           6,475,119
 Siemens
    04-14-97                                 5.41              3,900,000              3,872,791
    04-25-97                                 5.31              9,000,000              8,927,675
 Southwestern Bell Telephone
    04-18-97                                 5.28             10,600,000             10,525,941
 Toyota Motor Credit
    03-07-97                                 5.37              3,500,000              3,496,891
    03-10-97                                 5.31              5,900,000              5,892,197
    04-08-97                                 5.32              3,800,000              3,778,781
 Transamerica Finance
    03-14-97                                 5.29              5,700,000              5,689,153
    04-15-97                                 5.33              6,500,000              6,456,937
    04-21-97                                 5.38              3,200,000              3,174,425
 U S WEST Communications
    04-02-97                                 5.31              8,000,000              7,962,453
 Total                                                                              348,286,218

 Total short-term securities
 (Cost: $367,287,653)                                                            $   367,085,390

 Total investments in securities
 (Cost: $3,503,329,582)(m)                                                        $3,603,257,106

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Security is partially or fully on loan. See Note 6 to the financial statements.

(c) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 1997.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Non-income producing. For long term debt securities, item identified is in default as to payment of interest and/or principal.

(i) Identifies issues considered to be illiquid as to their  marketability  (see
Note 4 to the financial statements). Information concerning such security holdings at Feb. 28, 1997, is as follows:

Security                                 Acquisition          Cost
                                                date

  Adams Outdoor Advertising
    10.75% Sr Nts 2006         03-05-96 thru 3-11-97    $7,607,000
  Doa Heng Bank*
     7.75% Sub Nts 2007                     04-16-97     7,742,018
  ECM Funding LP
    11.92% 2002               04-13-92 thru 12-10-96     2,029,432
  Geotek Communications
    12% Cv 2001                            03-04-96      4,630,000
  Molten Metal Technology*
    5.50% Cv Sub Nts 2006                   10-30-96     1,400,000
  Transdigm
    13% 2000                                12-06-95     4,375,000
    Warrants                                12-06-95       274,974
  Triangle Wire Cable
    Common                                  01-13-92     5,000,045
  Webcraft Technology
    Common                                  12-22-86        16,875

 *Represents a security sold under 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(j) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(k) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(l) Pay-in-kind securities are securities in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

(m) At Feb. 28, 1997, the cost of securities for federal income tax purposes was approximately $3,499,357,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:



Unrealized appreciation...............................$136,435,000
Unrealized depreciation................................(32,535,000)
--------------------------------------------------------------------------------
Net unrealized appreciation...........................$103,900,000
--------------------------------------------------------------------------------

President and interested board member
      William R. Pearce
      President and director, Board Services Corporation (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

Independent board members
      H. Brewster Atwater Jr.
      Former chairman and chief executive officer, General Mills, Inc. Lynne V. Cheney
      Distinguished fellow, American Enterprise Institute for Public Policy
         Research.
      Robert F. Froehlke
      Former president of all funds in the IDS MUTUAL FUND GROUP.
      Heinz F. Hutter
      Former president and chief operating officer, Cargill, Inc.
      Anne P. Jones
      Attorney and telecommunications consultant.
      Melvin R. Laird
      Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.
      Alan K. Simpson
      Former United States senator for Wyoming.
      Edson W. Spencer
      Former chairman and chief executive officer, Honeywell, Inc.
      Wheelock Whitney
      Chairman, Whitney Management Company.
      C. Angus Wurtele
      Chairman of the board, The Valspar Corporation.

Interested board members who are officers and/or employees of AEFC
      William H. Dudley
      Executive vice president, AEFC.
      David R. Hubers
      President and chief executive officer, AEFC.
      John R. Thomas
      Senior vice president, AEFC.

Officers who also are officers and/or employees of AEFC
      Peter J. Anderson
      Senior vice president, AEFC. Vice president - Investments for the Fund. Melinda S. Urion Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

Other officer
      Leslie L. Ogg
      Vice president, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Refer to the SAI for the board members' and officers' biographies.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

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IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

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IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

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IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

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Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth.
Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

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IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

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IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

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IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

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Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

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IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

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IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

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IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

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IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

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Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

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IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

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


 Quick telephone reference



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American Express              Redemptions and exchanges,     National/Minnesota:
Telephone Transaction         dividend payments or                 800-437-3133
Service                       reinvestments and
                              automatic payment arrangements Mpls./St.Paul area:
                                                                        671-3800

American Express              Fund performance, objectives        612-671-3733
Shareholder Service           and account inquiries




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TTY Service                   For the hearing impaired           800-846-4852





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American Express         Automated account information       National/Minnesota:
Infoline                 (TouchTone(R) phones only),                800-272-4445
                         including current fund prices and
                         performance, account values        Mpls./St. Paul area:
                         and recent account transactions                671-1630



IDS Bond Fund
IDS Tower 10
Minneapolis, MN 55440-0010